Revenue - Summarizes the Changes in Deferred Revenue (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Revenue Recognition and Deferred Revenue [Abstract]
Balance, beginning of period	$ 122	$ 0
Deferral of revenue	67	250
Revenue recognized	(122)	(128)
Balance, end of period	$ 67	$ 122